Statement of cash flows, indirect method (Statement) - USD ($) $ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Net cash generated from (used in) operating activities
Cash generated from operations				$ 2,818		$ 3,055		$ 2,632
Income tax paid				(6)		(6)		(6)
Net cash generated from (used in) operating activities	$ (644)	$ 1,486		2,812		3,049		2,626
Cash flows from (used in) investing activities
Increase in restricted cash and cash equivalents	(1)	(1)		(2)		(2)		(1)
Purchases of property and equipment	(561)	(212)		(720)		(492)		(423)
Additions to investment properties	(3)	(6)		(16)		(16)		(45)
Purchases of intangible assets	(7)	(7)		(18)		(24)		(9)
Proceeds from disposal of property and equipment, investment properties and intangible assets	0	1		1		5		13
Interest received	11	24		40		16		4
Net cash from (used in) investing activities	(561)	(201)		(715)		(513)		(461)
Cash flows from (used in) financing activities
Proceeds from exercise of share options	2	23		28		23		12
Proceeds from Senior Notes	1,496	0		0		5,500		0
Proceeds from bank loans	403	0		0		746		650
Repayments of bank loans	(404)	0		0		(5,083)		(669)
Dividends paid	(1,030)	(2,051)		(2,051)		(2,052)		(2,067)
Repayments of lease liabilities	(7)	(8)		(13)		(15)		(5)
Payments for deferred financing costs	(12)	(2)		(2)		(90)		0
Interest paid	(120)	(140)		(274)		(128)		(128)
Net cash from (used in) financing activities	328	(2,178)		(2,312)		(1,099)		(2,207)
Net increase (decrease) in cash and cash equivalents	(877)	(893)		(215)		1,437		(42)
Cash and cash equivalents at beginning of period	2,471	2,676	[1]	2,676	[1]	1,239		1,284
Effect of exchange rate on cash and cash equivalents	(2)	2		10		0		(3)
Cash and cash equivalents at end of period	1,592	1,785		2,471		2,676	[1]	$ 1,239
Cash and cash equivalents comprised
Cash at bank and on hand	202	485
Short-term bank deposits	$ 1,390	$ 1,300		$ 1,886		$ 2,173

[1]	Note: Certain reclassifications have been made to the year ended December 31, 2018 to conform to the presentation of the year ended December 31, 2019.